Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
Note 18 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the year
s
presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary
is
presented
as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

PARENT COMPANY BALANCE SHEETS

	As of December 31, 2023	As of December 31, 2022
ASSETS
OTHER ASSETS
Investment in subsidiary	$16,334,381	$15,287,793

Total assets	16,334,381	15,287,793

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 10,440,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1,044	1,044
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	456	456
Additional paid-in capital	332,574	332,574
Retained earnings	15,964,848	15,057,763
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(213,302)	(344,468)
Total shareholders’ equity	16,334,381	15,287,793

Total liabilities and shareholders’ equity	$16,334,381	$15,287,793

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2022	2021
OTHER INCOME (EXPENSE)
Equity income of subsidiaries	$915,422	$2,892,480	$4,109,724
Total other income, net	915,422	2,892,480	4,109,724

NET INCOME	915,422	2,892,480	4,109,724
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	131,166	(409,559)	194,958
COMPREHENSIVE INCOME	$1,046,588	$2,482,921	$4,304,682

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$915,422	$2,892,480	$4,109,724
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries	(915,422)	(2,892,480)	(4,109,724)
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-